[ Janus Letterhead ]
September 30, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 160 and Amendment No. 143 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.
The Amendment is being filed for the purpose of establishing a new series of the Registrant: INTECH Global Dividend Fund with the share classes noted below. The prospectuses and statements of additional information (“SAI”) included in Post-Effective Amendment No. 159, filed pursuant to 485(a)(1) on August 12, 2011, are not affected by and therefore not included in this Amendment. The following Red Herring prospectuses and SAI are included in this filing:
•	INTECH Global Dividend Fund — Red Herring Prospectuses (2)
o	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class T Shares
o	Class D Shares
•	INTECH Global Dividend Fund — Red Herring SAI (1)
o	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAI comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2010, January 28, 2011, May 4, 2011, and July 29, 2011, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on December 15, 2011.

Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Donna Brungardt